Financial Assets and Liabilities - Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Disclosure of financial assets and liabilities [line items]
Non-current financial assets	$ 7,521		$ 7,853
Lease liabilities discontinued operation	42,600
Cash and cash equivalents	143,251		136,708
Deposit	115,800
Research tax credits financing arrangement	11,200
Conditional advance	3,189		1,448
Fair value	138,581
Loss in financial expense	300
Fair value other current liabilities	6,010		7,797
United States [Member]
Disclosure of financial assets and liabilities [line items]
Non-current financial assets	6,700		7,100
France [Member]
Disclosure of financial assets and liabilities [line items]
Non-current financial assets	900		800
Other Current Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Fair value	10,097
Fair value other current liabilities	0		$ 0
Other Current Liabilities [member]
Disclosure of financial assets and liabilities [line items]
Fair value other current liabilities	300
State Guaranteed Loan [Member]
Disclosure of financial assets and liabilities [line items]
Loan received from bank	8,400	€ 18.5
EIB loan [Member]
Disclosure of financial assets and liabilities [line items]
Liability related to the EIB loan	$ 37,200
US Dollar [member]
Disclosure of financial assets and liabilities [line items]
Currency denominated percentage	10.00%
US Dollar [member] | Cash Cash and Cash Equivalents and Current Assets [member]
Disclosure of financial assets and liabilities [line items]
Cash in foreign currencies percentage	78.20%	78.20%	87.00%	59.00%